Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Basic Materials (3.8%)
	Fastenal Co.	229,602	10,353
	Newmont Corp.	160,464	10,181
	Freeport-McMoRan Inc.	580,219	9,075
	International Paper Co.	157,152	6,371
	FMC Corp.	51,807	5,487
	Nucor Corp.	120,639	5,412
^	International Flavors & Fragrances Inc.	42,755	5,235
	Celanese Corp. Class A	47,267	5,079
	Avery Dennison Corp.	33,317	4,259
	Eastman Chemical Co.	54,025	4,220
	Albemarle Corp.	42,470	3,792
	LyondellBasell Industries NV Class A	50,197	3,538
	CF Industries Holdings Inc.	42,994	1,320
	Westlake Chemical Corp.	6,447	408
			74,730
Consumer Discretionary (15.5%)
*	Lululemon Athletica Inc.	47,437	15,624
*	Chipotle Mexican Grill Inc. Class A	11,240	13,979
	DR Horton Inc.	138,339	10,463
	Best Buy Co. Inc.	93,030	10,353
	Aptiv plc	108,051	9,906
	Lennar Corp. Class A	109,292	8,927
*	Copart Inc.	84,430	8,879
*	Trade Desk Inc. Class A	16,700	8,664
*	Dollar Tree Inc.	94,844	8,663
	Delta Air Lines Inc.	255,700	7,819
*	Wayfair Inc.	26,013	7,570
*	Take-Two Interactive Software Inc.	45,697	7,550
	Domino's Pizza Inc.	15,720	6,685
	Tractor Supply Co.	46,436	6,656
*	Carvana Co. Class A	27,800	6,201
	ViacomCBS Inc. Class B	215,441	6,035
*	CarMax Inc.	65,177	5,990
^,*	DraftKings Inc. Class A	99,466	5,853
*	NVR Inc.	1,410	5,757
	Tiffany & Co.	48,488	5,617
*	AutoZone Inc.	4,642	5,467
	Garmin Ltd.	57,346	5,440
	Darden Restaurants Inc.	51,994	5,238
	Genuine Parts Co.	54,783	5,214
	Expedia Group Inc.	54,265	4,976
*	Ulta Beauty Inc.	21,410	4,795
	Fortune Brands Home & Security Inc.	55,176	4,774
	Hilton Worldwide Holdings Inc.	55,400	4,727

Royal Caribbean Cruises Ltd.	72,888	4,718
PulteGroup Inc.	101,728	4,709
Whirlpool Corp.	24,916	4,582
Southwest Airlines Co.	117,800	4,417
Hasbro Inc.	51,988	4,300
Omnicom Group Inc.	85,844	4,249
Advance Auto Parts Inc.	27,586	4,234
* Peloton Interactive Inc. Class A	39,100	3,880
* United Airlines Holdings Inc.	110,204	3,830
Fox Corp. Class A	137,100	3,815
MGM Resorts International	157,596	3,428
^ Carnival Corp.	221,700	3,365
Rollins Inc.	59,178	3,207
BorgWarner Inc.	82,744	3,206
* Live Nation Entertainment Inc.	56,619	3,051
* LKQ Corp.	103,638	2,874
News Corp. Class A	198,721	2,786
Wynn Resorts Ltd.	38,750	2,783
* Burlington Stores Inc.	13,260	2,733
* Discovery Communications Inc. Class C	129,412	2,536
* Lyft Inc. Class A	90,698	2,499
* Liberty Media Corp -Liberty SiriusXM Class C	62,979	2,083
Fox Corp. Class B	62,868	1,758
Vail Resorts Inc.	8,000	1,712
* Chewy Inc. Class A	28,320	1,553
* Discovery Inc. Class A	60,504	1,317
Lear Corp.	12,029	1,312
Interpublic Group of Cos. Inc.	78,301	1,305
American Airlines Group Inc.	102,151	1,255
Aramark	45,749	1,210
Sirius XM Holdings Inc.	218,100	1,169
* Liberty Media Corp-Liberty SiriusXM Class A	34,345	1,139
* Mohawk Industries Inc.	11,422	1,115
Warner Music Group Corp. Class A	31,767	913
Lennar Corp. Class B	6,899	453
ViacomCBS Inc. Class A	2,790	85
News Corp. Class B	3,475	49
		301,452
Consumer Staples (4.8%)
Clorox Co.	50,511	10,616
McCormick & Co. Inc.	49,563	9,620
Church & Dwight Co. Inc.	98,830	9,261
Corteva Inc.	299,069	8,616
Tyson Foods Inc. Class A	117,540	6,991
Kellogg Co.	102,820	6,641
Conagra Brands Inc.	185,414	6,621
AmerisourceBergen Corp. Class A	57,124	5,537
Hormel Foods Corp.	107,687	5,265
Archer-Daniels-Midland Co.	111,000	5,160
J M Smucker Co.	43,480	5,023
McKesson Corp.	32,400	4,825
Lamb Weston Holdings Inc.	57,954	3,841
Campbell Soup Co.	78,458	3,795
Molson Coors Beverage Co. Class B	35,508	1,192
		93,004

Energy (2.6%)
Pioneer Natural Resources Co.	65,695	5,649
Williams Cos. Inc.	242,500	4,765
ONEOK Inc.	177,482	4,611
Phillips 66	87,300	4,526
Hess Corp.	110,436	4,520
* Cheniere Energy Inc.	90,720	4,198
Marathon Petroleum Corp.	130,500	3,829
Halliburton Co.	315,555	3,802
Occidental Petroleum Corp.	371,700	3,721
Valero Energy Corp.	81,500	3,530
Concho Resources Inc.	78,653	3,470
Baker Hughes Co. Class A	248,679	3,305
Diamondback Energy Inc.	32,262	972
		50,898
Financials (11.1%)
MSCI Inc. Class A	31,760	11,331
IHS Markit Ltd.	142,893	11,218
Willis Towers Watson plc	51,567	10,768
Arthur J Gallagher & Co.	76,700	8,098
First Republic Bank	68,530	7,474
Ameriprise Financial Inc.	48,092	7,411
KKR & Co. Inc.	212,272	7,289
Discover Financial Services	122,432	7,074
MarketAxess Holdings Inc.	14,445	6,957
Northern Trust Corp.	79,030	6,162
Broadridge Financial Solutions Inc.	46,092	6,084
Fifth Third Bancorp	284,666	6,069
Nasdaq Inc.	45,951	5,639
Hartford Financial Services Group Inc.	143,112	5,275
* Markel Corp.	5,234	5,096
FactSet Research Systems Inc.	15,210	5,093
* SVB Financial Group	20,701	4,981
Cincinnati Financial Corp.	61,069	4,761
American International Group Inc.	172,100	4,738
KeyCorp	389,739	4,650
* Arch Capital Group Ltd.	154,048	4,506
M&T Bank Corp.	48,753	4,490
Regions Financial Corp.	384,893	4,438
E*TRADE Financial Corp.	88,328	4,421
Principal Financial Group Inc.	109,649	4,416
Citizens Financial Group Inc.	171,150	4,327
Annaly Capital Management Inc.	559,690	3,985
State Street Corp.	66,900	3,969
Cboe Global Markets Inc.	43,470	3,814
Ally Financial Inc.	149,908	3,758
Huntington Bancshares Inc.	407,833	3,740
Raymond James Financial Inc.	49,340	3,590
Fidelity National Financial Inc.	110,744	3,467
Loews Corp.	95,133	3,306
W R Berkley Corp.	53,556	3,275
Everest Re Group Ltd.	15,976	3,156
Globe Life Inc.	38,407	3,069
Equitable Holdings Inc.	162,113	2,957
Franklin Resources Inc.	109,447	2,227
TD Ameritrade Holding Corp.	54,331	2,127
AGNC Investment Corp.	111,501	1,551

Interactive Brokers Group Inc.	29,750	1,438
Alleghany Corp.	2,697	1,404
SEI Investments Co.	26,433	1,341
Lincoln National Corp.	36,836	1,154
		216,094
Health Care (12.0%)
* DexCom Inc.	38,293	15,786
* Veeva Systems Inc. Class A	54,038	15,195
* Centene Corp.	231,560	13,507
* IDEXX Laboratories Inc.	34,045	13,383
* IQVIA Holdings Inc.	76,473	12,054
ResMed Inc.	57,932	9,931
* Seattle Genetics Inc.	48,744	9,539
* Align Technology Inc.	28,383	9,291
* Moderna Inc.	126,400	8,943
Cerner Corp.	122,048	8,823
West Pharmaceutical Services Inc.	29,500	8,110
* Laboratory Corp. of America Holdings	38,967	7,336
Cooper Cos. Inc.	21,348	7,197
* Hologic Inc.	103,489	6,879
* Alnylam Pharmaceuticals Inc.	46,348	6,748
* Incyte Corp.	74,252	6,663
Teleflex Inc.	18,618	6,338
* Varian Medical Systems Inc.	36,314	6,246
Quest Diagnostics Inc.	53,692	6,147
* Exact Sciences Corp.	60,048	6,122
* BioMarin Pharmaceutical Inc.	72,414	5,509
Cardinal Health Inc.	116,823	5,485
* Elanco Animal Health Inc.	188,496	5,265
* ABIOMED Inc.	18,046	5,000
* Alexion Pharmaceuticals Inc.	41,591	4,759
Dentsply Sirona Inc.	87,273	3,816
* Teladoc Health Inc.	16,300	3,574
* Henry Schein Inc.	57,222	3,364
Universal Health Services Inc. Class B	29,463	3,153
* DaVita Inc.	29,633	2,538
PPD Inc.	55,677	2,060
* Mylan NV	103,857	1,540
Perrigo Co. plc	27,443	1,260
* GoodRx Holdings Inc. Class A	13,799	767
		232,328
Industrials (13.3%)
Verisk Analytics Inc. Class A	64,921	12,031
Cintas Corp.	35,181	11,709
Ball Corp.	130,542	10,851
Carrier Global Corp.	346,105	10,570
TransDigm Group Inc.	20,655	9,814
* Mettler-Toledo International Inc.	9,619	9,290
AMETEK Inc.	92,022	9,147
* FleetCor Technologies Inc.	33,616	8,004
Old Dominion Freight Line Inc.	42,205	7,636
Equifax Inc.	48,563	7,620
* Keysight Technologies Inc.	74,920	7,401
Vulcan Materials Co.	52,912	7,172
Kansas City Southern	37,700	6,817
WW Grainger Inc.	18,236	6,506

	TransUnion	76,003	6,394
	Dover Corp.	57,543	6,234
	Expeditors International of Washington Inc.	67,018	6,067
	Xylem Inc.	72,068	6,062
	Martin Marietta Materials Inc.	24,969	5,877
	Synchrony Financial	221,600	5,799
	Masco Corp.	104,528	5,763
	CH Robinson Worldwide Inc.	53,872	5,505
	Otis Worldwide Corp.	86,496	5,399
*	Ingersoll Rand Inc.	150,012	5,340
	Rockwell Automation Inc.	23,172	5,114
*	United Rentals Inc.	28,778	5,022
	Fortive Corp.	64,000	4,877
*	Trimble Inc.	100,004	4,870
*	Waters Corp.	24,728	4,839
	Jacobs Engineering Group Inc.	52,077	4,831
	Wabtec Corp.	72,255	4,471
	JB Hunt Transport Services Inc.	33,742	4,264
*	Crown Holdings Inc.	54,063	4,155
	Packaging Corp. of America	37,906	4,134
	Westrock Co.	104,103	3,617
	Western Union Co.	164,226	3,519
	Textron Inc.	91,118	3,288
	Snap-on Inc.	21,787	3,206
	HEICO Corp. Class A	28,899	2,562
	Jack Henry & Associates Inc.	15,360	2,497
	Cognex Corp.	32,887	2,141
	HEICO Corp.	16,369	1,713
*	XPO Logistics Inc.	18,301	1,549
	Hubbell Inc. Class B	10,832	1,482
^,*	Nikola Corp.	60,900	1,247
	Huntington Ingalls Industries Inc.	8,077	1,137
			257,543
Real Estate (8.8%)
	Digital Realty Trust Inc.	107,593	15,790
	SBA Communications Corp. Class A	44,805	14,270
*	CoStar Group Inc.	15,772	13,383
	Weyerhaeuser Co.	298,189	8,504
	AvalonBay Communities Inc.	56,259	8,402
	Realty Income Corp.	138,169	8,394
	Alexandria Real Estate Equities Inc.	50,400	8,064
	Invitation Homes Inc.	223,974	6,269
	Ventas Inc.	149,100	6,256
*	CBRE Group Inc. Class A	127,219	5,975
	Healthpeak Properties Inc.	215,009	5,838
	Sun Communities Inc.	39,288	5,524
	Extra Space Storage Inc.	51,592	5,520
	Duke Realty Corp.	148,018	5,462
	Mid-America Apartment Communities Inc.	45,838	5,315
	Essex Property Trust Inc.	26,128	5,246
	Welltower Inc.	83,300	4,589
	WP Carey Inc.	69,427	4,524
	Boston Properties Inc.	55,954	4,493
	Simon Property Group Inc.	61,100	3,952
	UDR Inc.	117,750	3,840
	Equity Residential	74,288	3,813
	Camden Property Trust	39,030	3,473

Iron Mountain Inc.	115,563	3,096
* Zillow Group Inc. Class C	28,900	2,936
Host Hotels & Resorts Inc.	141,658	1,529
VEREIT Inc.	216,480	1,407
Regency Centers Corp.	34,099	1,296
Vornado Realty Trust	34,541	1,164
Federal Realty Investment Trust	15,223	1,118
* Zillow Group Inc. Class A	8,400	853
		170,295
Technology (18.9%)
* DocuSign Inc. Class A	70,300	15,131
* Twilio Inc. Class A	55,186	13,636
* Twitter Inc.	300,677	13,380
* Synopsys Inc.	60,661	12,980
Amphenol Corp. Class A	119,526	12,941
KLA Corp.	62,219	12,054
* Splunk Inc.	63,587	11,963
* Cadence Design Systems Inc.	111,445	11,883
* ANSYS Inc.	34,285	11,219
* Match Group Inc.	98,730	10,924
* Snap Inc.	412,013	10,758
Marvell Technology Group Ltd.	265,838	10,554
Microchip Technology Inc.	100,889	10,367
Xilinx Inc.	97,636	10,178
* Okta Inc.	46,477	9,939
Corning Inc.	304,945	9,883
Skyworks Solutions Inc.	66,746	9,712
* Palo Alto Networks Inc.	36,666	8,974
* RingCentral Inc. Class A	31,248	8,581
* VeriSign Inc.	39,031	7,996
* Crowdstrike Holdings Inc. Class A	56,900	7,814
* Pinterest Inc. Class A	184,904	7,675
Maxim Integrated Products Inc.	106,589	7,206
* Akamai Technologies Inc.	65,052	7,191
CDW Corp.	57,177	6,834
Citrix Systems Inc.	49,353	6,796
* Datadog Inc. Class A	64,500	6,589
* Fortinet Inc.	54,970	6,476
* Paycom Software Inc.	19,885	6,190
* Qorvo Inc.	45,678	5,893
SS&C Technologies Holdings Inc.	87,461	5,293
* Black Knight Inc.	59,585	5,187
* GoDaddy Inc. Class A	66,664	5,064
Hewlett Packard Enterprise Co.	513,819	4,814
NortonLifeLock Inc.	224,363	4,676
* Slack Technologies Inc. Class A	164,203	4,411
* Arista Networks Inc.	21,290	4,406
Seagate Technology plc	87,490	4,311
* Gartner Inc.	34,037	4,253
Western Digital Corp.	113,728	4,157
NetApp Inc.	88,680	3,888
* IAC/InterActiveCorp	31,910	3,822
* Coupa Software Inc.	13,400	3,675
* EPAM Systems Inc.	10,600	3,427
* Tyler Technologies Inc.	8,100	2,823
Leidos Holdings Inc.	28,500	2,541
* IPG Photonics Corp.	13,841	2,353

*	Dropbox Inc. Class A			119,386	2,299
*	Zscaler Inc.			14,400	2,026
*	F5 Networks Inc.			12,331	1,514
*	ZoomInfo Technologies Inc. Class A			26,908	1,157
*	Palantir Technologies Inc. Class A			3,248	31
*	Unity Software Inc.			298	26
					367,871
Telecommunications (2.2%)
	Motorola Solutions Inc.			67,931	10,652
*	Liberty Broadband Corp.			57,729	8,248
*	Roku Inc.			42,396	8,005
	CenturyLink Inc.			438,562	4,425
*	Altice USA Inc. Class A			133,470	3,470
	Juniper Networks Inc.			132,339	2,845
*	DISH Network Corp. Class A			97,731	2,837
*	Liberty Broadband Corp. Class A			10,586	1,501
					41,983
Utilities (6.8%)
	WEC Energy Group Inc.			126,247	12,233
	Eversource Energy			137,184	11,462
	Waste Connections Inc.			105,225	10,922
	American Water Works Co. Inc.			72,457	10,498
	DTE Energy Co.			76,796	8,835
	Entergy Corp.			80,256	7,908
	Ameren Corp.			98,606	7,798
	Edison International			151,141	7,684
	CMS Energy Corp.			114,411	7,026
	FirstEnergy Corp.			216,578	6,218
	Consolidated Edison Inc.			67,100	5,220
	Alliant Energy Corp.			99,698	5,149
	AES Corp.			265,823	4,814
	Evergy Inc.			90,565	4,602
	CenterPoint Energy Inc.			217,695	4,212
	PPL Corp.			153,500	4,177
	Vistra Corp.			195,046	3,679
	NiSource Inc.			152,893	3,364
*	PG&E Corp.			290,467	2,727
	Pinnacle West Capital Corp.			22,594	1,684
	NRG Energy Inc.			46,571	1,432
	Avangrid Inc.			24,845	1,254
					132,898
Total Common Stocks (Cost $1,586,215)					1,939,096
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
1,2 Vanguard Market Liquidity Fund		0.117%		109,469	10,947

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	0.095%	1/28/21	108	108
Total Temporary Cash Investments (Cost $11,057)					11,055

Total Investments (100.4%) (Cost $1,597,272)	1,950,151
Other Assets and Liabilities—Net (-0.4%)	(8,361)
Net Assets (100%)	1,941,790
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,473,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $9,406,000 was received for securities on loan.
3 Securities with a value of $108,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid -Cap 400 Index	December 2020	15	2,784	44
E-mini S&P 500 Index	December 2020	4	670	4
				48

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Mid-Cap Index Portfolio

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,939,096	—	—	1,939,096
Temporary Cash Investments	10,947	108	—	11,055
Total	1,950,043	108	—	1,950,151
Derivative Financial Instruments
Assets
Futures Contracts[1]	24	—	—	24
1 Represents variation margin on the last day of the reporting period.